The Company and Nature of Operations (Information of Subsidiaries and VIEs) (Details)	12 Months Ended
Dec. 31, 2018
Beijing Century High-Tech Investment Co., Ltd. ("High Century") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Dec. 28, 2001
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	100.00%
Beijing Heng Da Yi Tong Information Technology Co., Ltd. ("Heng Da Yi Tong") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Feb. 07, 2002
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	100.00%
Beijing Sohu Internet Information Service Co., Ltd. ("Sohu Internet") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jul. 31, 2003
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	100.00%
Beijing Sohu Donglin Advertising Co., Ltd. ("Donglin") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	May 17, 2010
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	100.00%
Tianjin Jinhu Culture Development Co., Ltd ("Tianjin Jinhu") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Nov. 24, 2011
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	100.00%
Beijing Focus Interactive Information Service Co., Ltd. ("Focus Interactive") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jul. 15, 2014
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	100.00%
Guangzhou Qianjun Network Technology Co., Ltd ("Guangzhou Qianjun") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Nov. 25, 2014
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	100.00%
Beijing Sogou Information Service Co., Ltd.("Sogou Information") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Dec. 28, 2005
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	33.00%
Chengdu Easypay Technology Co., Ltd. ("Chengdu EasyPay") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jan. 19, 2015
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	33.00%
Beijing Gamease Age Digital Technology Co., Ltd. ("Gamease") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Aug. 23, 2007
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	67.00%
Shanghai ICE Information Technology Co., Ltd. ("Shanghai ICE") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	May 28, 2010
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	67.00%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. ("Guanyou Gamespace") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Aug. 05, 2010
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	67.00%
Sohu.com (Hong Kong) Limited ("Sohu Hong Kong") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Apr. 19, 2000
Place of Incorporation/Acquisition	Hong Kong
Effective Interest held	100.00%
Beijing Sohu New Era Information Technology Co., Ltd. ("Sohu Era") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jul. 25, 2003
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	100.00%
All Honest International Limited ("All Honest") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Oct. 08, 2003
Place of Incorporation/Acquisition	British Virgin Islands
Effective Interest held	100.00%
Sohu.com (Search) Limited ("Sohu Search") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Oct. 28, 2005
Place of Incorporation/Acquisition	Cayman Islands
Effective Interest held	100.00%
Beijing Sohu New Media Information Technology Co., Ltd. ("Sohu Media") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jun. 19, 2006
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	100.00%
Sohu.com (Game) Limited ("Sohu Game") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Feb. 11, 2008
Place of Incorporation/Acquisition	Cayman Islands
Effective Interest held	100.00%
Beijing Sohu New Momentum Information Technology Co., Ltd. ("Sohu New Momentum") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	May 31, 2010
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	100.00%
Fox Video Investment Holding Limited ("Video Investment") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jul. 25, 2011
Place of Incorporation/Acquisition	Cayman Islands
Effective Interest held	100.00%
Fox Video Limited ("Sohu Video") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jul. 26, 2011
Place of Incorporation/Acquisition	Cayman Islands
Effective Interest held	100.00%
Fox Video (HK) Limited ("Video HK") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Sep. 30, 2011
Place of Incorporation/Acquisition	Hong Kong
Effective Interest held	100.00%
Fox Information Technology (Tianjin) Limited ("Video Tianjin") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Nov. 17, 2011
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	100.00%
Focus Investment Holding Limited ("Focus Investment") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jul. 10, 2013
Place of Incorporation/Acquisition	Cayman Islands
Effective Interest held	100.00%
Sohu Focus Limited ("Sohu Focus") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jul. 11, 2013
Place of Incorporation/Acquisition	Cayman Islands
Effective Interest held	100.00%
Sohu Focus (HK) Limited ("Focus HK") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jul. 26, 2013
Place of Incorporation/Acquisition	Hong Kong
Effective Interest held	100.00%
Sogou Inc. ("Sogou") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Dec. 23, 2005
Place of Incorporation/Acquisition	Cayman Islands
Effective Interest held	33.00%
Sogou (BVI) Limited ("Sogou BVI") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Dec. 23, 2005
Place of Incorporation/Acquisition	British Virgin Islands
Effective Interest held	33.00%
Beijing Sogou Technology Development Co., Ltd. ("Sogou Technology") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Feb. 08, 2006
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	33.00%
Sogou Hong Kong Limited ("Sogou HK") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Dec. 12, 2007
Place of Incorporation/Acquisition	Hong Kong
Effective Interest held	33.00%
Vast Creation Advertising Media Services Limited ("Vast Creation") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Nov. 30, 2011
Place of Incorporation/Acquisition	Hong Kong
Effective Interest held	33.00%
Beijing Sogou Network Technology Co., Ltd ("Sogou Network") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Mar. 29, 2012
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	33.00%
Sogou Technology Hong Kong Limited ("Sogou Technology HK") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Aug. 25, 2015
Place of Incorporation/Acquisition	Hong Kong
Effective Interest held	33.00%
Tianjin Sogou Network Technology Co., Ltd ("Tianjin Sogou Network") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	May 18, 2017
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	33.00%
Sogou (Shantou) Internet Microcredit Co., Ltd. ("Sogou Microcredit") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Nov. 22, 2017
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	33.00%
Changyou.com Limited ("Changyou") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Aug. 06, 2007
Place of Incorporation/Acquisition	Cayman Islands
Effective Interest held	67.00%
Changyou.com (HK) Limited ("Changyou HK") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Aug. 13, 2007
Place of Incorporation/Acquisition	Hong Kong
Effective Interest held	67.00%
Beijing AmazGame Age Internet Technology Co., Ltd. ("AmazGame") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Sep. 26, 2007
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	67.00%
Beijing Changyou Gamespace Software Technology Co., Ltd. ("Gamespace") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Oct. 29, 2009
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	67.00%
Beijing Yang Fan Jing He Information Consulting Co., Ltd. ("Yang Fan Jing He") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Apr. 22, 2010
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	67.00%
Beijing Changyou Jingmao Film & Culture Communication Co., Ltd. ("Beijing Jingmao") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jan. 25, 2011
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	67.00%
Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jan. 25, 2011
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	67.00%
7Road.com Limited ("7Road") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jun. 15, 2011
Place of Incorporation/Acquisition	Cayman Islands
Effective Interest held	67.00%
7Road.com HK limited ("7Road HK") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Jul. 06, 2011
Place of Incorporation/Acquisition	Hong Kong
Effective Interest held	67.00%
Changyou.com Webgames (HK) Limited ("Changyou HK Webgames") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Sep. 21, 2011
Place of Incorporation/Acquisition	Hong Kong
Effective Interest held	67.00%
Shenzhen Brilliant Imagination Technologies Co., Ltd. ("Brilliant Imagination") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Apr. 18, 2014
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	67.00%
Beijing Changyou Chuangxiang Software Technology Co., Ltd. ("Changyou Chuangxiang") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation/Acquisition	Nov. 08, 2016
Place of Incorporation/Acquisition	People's Republic of China
Effective Interest held	67.00%